Annual Operating Expenses {- Fidelity SAI Total Bond Fund} - 08.31 Fidelity SAI Total Bond Fund PRO-03 - Fidelity SAI Total Bond Fund - Fidelity SAI Total Bond Fund	Oct. 30, 2020
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.31%